Reorganization and Acquisitions (Reorgnization, Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Apr. 07, 2009	Dec. 31, 2014	Dec. 31, 2013
Class A ordinary shares [Member]
Reorganization and Acquisitions [Line Items]
Shares, outstanding in initial public offering		22,977,000	23,184,000
Changyou.com Limited [Member]
Reorganization and Acquisitions [Line Items]
Net proceeds from initial public offering after deducting commissions and offering expenses	$ 54.7
Changyou.com Limited [Member] | ADS [Member]
Reorganization and Acquisitions [Line Items]
Shares, outstanding in initial public offering	8,625,000
Initial offering price per ADS	$ 16.00
Shares, initial public offering, sold by the Company	3,750,000
Shares, initial public offering, sold by an indirect wholly-owned subsidiary of Sohu.com	4,875,000
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Reorganization and Acquisitions [Line Items]
Shares, outstanding in initial public offering	17,250,000	22,977,000	23,184,000
Shares, initial public offering, sold by the Company	7,500,000
Shares, initial public offering, sold by an indirect wholly-owned subsidiary of Sohu.com	9,750,000